Derivatives - Nominal amounts and fair values of trading and hedging derivatives	12 Months Ended
Dec. 31, 2018
Derivatives - Nominal amounts and fair values of trading and hedging derivatives
Derivatives - Nominal amounts and fair values of trading and hedging derivatives

31. Derivatives - Nominal amounts and fair values of trading and hedging derivatives

The breakdown of the fair value and nominal amount of trading derivative assets as of December 31, 2017 and 2018 is as follows:

	12/31/2017		12/31/2018
Trading	Nominal	Fair Value	Nominal	Fair Value

Futures:
Foreign Currency Futures	6,263	—	2,537	—
Interest Rate Futures	1,505	—	—	—
Market Index Futures	—	—	426	—

Forwards:
Foreign Currency Forwards	117,917	5,188	237,777	7,127
Foreign Exchange (Spot)	54,653	112	62,701	80
Interest Rate Forwards	—	—	—	—
Equity Forwards	7,744	93	11,770	936

Options:
Foreign Currency Options	104,023	2,072	87,711	1,236
Interest Rate Options	125,931	1,339	132,484	1,450
Market Index Options	7,644	579	2,950	67
Equity Options	93	3	148	3

Swaps:
IRS	2,663,538	57,556	2,803,464	69,819
Equity Swaps	1,674	267	1,008	59
CCS	464,667	98,052	435,698	74,176
Total Trading	3,555,652	165,261	3,778,674	154,953

As of December 31, 2017 and 2018, 165,246 million pesos and 154,953 million pesos (assets) are OTC derivatives of the total amount of the trading derivative assets, respectively.

The breakdown of the fair value and nominal amount of hedging derivative assets as of December 31, 2017 and 2018 is as follows:

	12/31/2017		12/31/2018
Hedging	Nominal	Fair Value	Nominal	Fair Value

Cash flow hedge:
IRS	4,000	91	4,000	111
CCS	31,215	12,577	13,609	4,798
Foreign Currency Forwards	22,061	2,389	59,619	4,174

Fair value hedge:
IRS	2,138	59	8,416	157
CCS	—	—	1,492	45
Total Hedging	59,414	15,116	87,136	9,285
Total Derivative Assets	3,615,066	180,377	3,865,810	164,238

The breakdown of the fair value and nominal amount of trading derivative liabilities as of December 31, 2017 and 2018 is as follows:

	12/31/2017		12/31/2018
Trading	Nominal	Fair Value	Nominal	Fair Value

Futures:
Foreign Currency Futures	—	—	5,735	—
Interest Rate Futures	3,500	—	—	—
Market Index Futures	190	—	462	—

Forwards:
Foreign Currency Forwards	113,417	5,022	237,127	5,988
Foreign Exchange (Spot)	35,776	71	41,423	110
Market Index Forwards	7,742	90	11,768	839

Options:
Foreign Currency Options	123,537	2,655	87,616	1,504
Interest Rate Options	117,167	1,197	142,477	971
Market Index Options	3,297	323	4,141	303
Equity Options	93	3	117	5

Swaps:
IRS	2,682,892	59,830	2,795,454	70,607
Equity Swaps	—	26	—	16
CCS	431,644	102,065	395,656	73,384
Total Trading	3,519,255	171,282	3,721,976	153,727

As of December 31, 2017 and 2018, 171,222 million pesos and 153,727 million pesos (liabilities), respectively are OTC derivatives of the total amount of the trading portfolio.

The breakdown of the fair value and nominal amount of hedging derivative liabilities as of December 31, 2017 and 2018 is as follows:

	12/31/2017		12/31/2018
Hedging	Nominal	Fair Value	Nominal	Fair Value

Cash flow hedge:
IRS	700	—	—	—
CCS	10,717	3,799	10,289	2,912
Foreign Currency Forwards	31,762	720	14,041	345

Fair value hedge:
IRS	1	—	1,200	14
CCS	24,680	6,572	28,489	5,122
Total Hedging	67,860	11,091	54,019	8,393
Total Derivative Liabilities	3,587,115	182,373	3,775,995	162,120	—

As of December 31, 2017 and 2018, the collateral provided to engage in derivative transactions in organized markets is as follows:

		12/31/2017	12/31/2018

Collateral provided:
Of which:
Mercado Mexicano de Derivados, S.A. de C.V. (MexDer)	Cash	2,216	2,093
Chicago Mercantile Exchange	Cash	350	1,297
Foreign financial institutions	Cash	—	299

		2,566	3,689

Deposits of collateral back up positions operated on the MexDer such as interest rate futures, futures based on the IPC, USD futures, listed option futures, positions operated on the Chicago Mercantile Exchange such as Standard & Poor’s futures, US Treasury Notes futures and equity options and positions operated through foreign financial institutions.

The guarantees and/or collateral delivered for the OTC derivative transactions as of December 31, 2017 and 2018 are as follows:

		12/31/2017	12/31/2018

Loans and receivables - Loans and advances to credit institutions:
Of which (Note 7):
Mexican financial institutions	Cash	15,916	—
Foreign financial institutions	Cash	18,626	—
Financial assets at amortized cost - Loans and advances to credit institutions:
Of which (Note 7):
Mexican financial institutions	Cash	—	20,597
Foreign financial institutions	Cash	—	8,911
		34,542	29,508
Financial assets held for trading - Debt instruments:
Of which (Note 8):
Mexican financial institutions	Bonds	2,822	—
Foreign financial institutions	Bonds	142	—
Financial assets at fair value through profit or loss - Debt instruments:
Of which (Note 8):
Mexican financial institutions	Bonds	—	4,438
Foreign financial institutions (*)	Bonds	—	1,796
		2,964	6,234

(*) As of December 31, 2018, includes 1,465 million pesos of debt instruments received as collateral (registered in memorandum accounts), which were delivered in OTC transactions as collateral.

The guarantees and/or collateral received for the OTC derivative transactions as of December 31, 2017 and 2018 are as follows:

		12/31/2017	12/31/2018

Deposits from credit institutions and Customer deposits:
Of which (Notes 18 and 19):
Mexican financial institutions	Cash	8,425	5,288
Foreign financial institutions	Cash	36,350	37,192
Other	Cash	249	—
		45,024	42,480

		12/31/2017	12/31/2018

Memorandum accounts:
Of which (Note 30):
Mexican financial institutions	Bonds	3,783	4,044
		3,783	4,044

Upon executing transactions with OTC derivatives, the Bank agrees to deliver and/or receive collateral to cover any exposure to market risk and the credit risk of such transactions. Such collateral is contractually agreed to with each of the counterparties.

Currently, debt instruments, mainly government bonds, are posted as collateral for transactions with domestic financial entities. Cash deposits are used for transactions with foreign financial entities and institutional customers.

The nominal and/or contractual amounts of the derivative contracts traded by the Bank do not reflect the actual risk assumed by the Bank since the net position in these financial instruments is the result of offsetting and/or combining them. The net position is used by the Bank to hedge interest rates, underlying asset prices or foreign currency risk and to assume directional exposure to risk factors limited by the Bank’s risk appetite. The results of these financial instruments are recognized in Gains/(losses) on financial assets and liabilities (net) in the consolidated income statement. If their purpose is to hedge other exposures, they increase or offset, as appropriate, the gains or losses on the hedged investments (see Note 12).

The Bank manages the credit risk exposure of these contracts through setting credit lines, establishing netting arrangements with its main counterparties and by receiving assets as collateral (see Note 2.f).

The cumulative credit risk exposure is measured in terms of Equivalent Credit Risk (hereinafter, ECR). ECR is composed of the current exposure of the contract (at fair value in the case of derivatives) and the Potential Future Exposure (hereinafter, PFE) which is defined as the maximum expected credit risk exposure over a specified period of time calculated at a 97.5% level of confidence and which expresses its potential future exposure. This metric is used internally for management purposes.

ECR by Profiles Methodology introduces the concept of Exposure Profile per deal, where risk exposure may vary depending on the time-band considered. There is not a unique exposure figure per deal. However, many exposures figure as time-bands are affected and each time-band exposure equals the maximum exposure within the time-band.

Deal risk aggregation per counterparty and per time-band requires aggregation of a Potential Future Exposure for each of the time-bands and considering the netting agreement for the Current Exposure and also, if applicable, collateral mitigation; so, there is an aggregated net exposure per counterparty as time-bands are impacted.

For derivatives, where ECR is equal to the Current Exposure plus the nominal amount multiplied by the Risk Factor (PFE), the Profiles Methodology implies that PFE figure is not unique but is calculated for each of the time-bands.

The Counterparty Credit Risk Area compares, on a monthly basis, the nominal amounts used to calculate the PFE against the nominal amounts recognized in the accounting records and also compares the Current Exposure amounts used for the Current Exposure of the ECR against the Current Exposure amounts also recognized in the accounting books.

As of December 31, 2017 and 2018, the cumulative net credit risk exposure of the Bank was 385,059 million pesos and 390,324 million pesos, respectively. The net credit risk exposure comprises the total counterparty credit risk and issuer risk (which includes derivatives, repurchase agreements and debt securities), less any received assets as collateral for mitigating these risks.